SHARE-BASED PAYMENTS	12 Months Ended
Jun. 30, 2022
SHARE-BASED PAYMENTS [Abstract]
SHARE-BASED PAYMENTS
18.	SHARE-BASED PAYMENTS

(a)	Recognised share-based payment expense

From time to time, the Group grants unlisted options (“Options”), performance rights (“Rights”), and restricted stock units (“RSUs”) to officers, employees, consultants and other key advisors as part of remuneration and incentive arrangements. The number of Options, Rights, and RSUs granted, and the terms of the options or rights granted are determined by the Board. Shareholder approval is sought where required.

In the prior 2021 financial period, the Group determined that the deemed consideration in respect of the reverse acquisition of the Company by HMAPL represented a share-based payment in accordance with IFRS 2. The Group determined the fair value of the deemed consideration to be US$7,055,446, of which US$1,914,320 of this was allocated to the fair value of the net assets acquired and US$5,141,126 was recognised as a share-based expense in the statement of profit and loss for the period, representing the cost of the listing. See Note 15 for further details.

During fiscal 2022 and fiscal 2021, the following equity-settled share-based payments have been recognised:

	2022 US$	July 20, 2020 to June 30, 2021 US$
Expense arising from staff remuneration arrangements	(8,340,328)	(4,084,764)
Expense arising from cost of listing on reverse acquisition	-	(5,141,126)
Total expense arising from equity-settled share-based payment transactions	(8,340,328)	(9,225,890)

(b)	Summary of securities granted as share-based payments

The following table illustrates the number and weighted average exercise prices (“WAEP”) of Options, Rights, and RSUs granted as share-based payments at the beginning and end of the financial year:

	2022 Number	2022 WAEP	2021 Number	2021 WAEP
Outstanding at beginning of period	54,749,214	A$0.19	-	-
Recognition of legal acquirer Listed Options	-	-	15,693,334	A$0.20
Recognition of legal acquirer Options	-	-	5,000,000	A$0.20
Recognition of legal acquirer Rights	-	-	2,000,000	-
Options granted to vendors of legal acquiree	-	-	13,000,000	A$0.20
Options granted during the year/period	600,000	A$1.33	9,150,000	A$0.31
Rights granted during the year/period	11,295,000	-	16,325,000	-
RSUs granted during the year/period	600,000	-	-	-
Listed Options exercised during the year/period	(12,606,704)	(A$0.20)	(3,069,120)	(A$0.20)
Options exercised during the year/period	(2,576,000)	(A$0.22)	(1,350,000)	(A$0.24)
Rights converted during the year/period	-	-	(2,000,000)	-
Listed Options expired during the year/period	(17,510)	(A$0.20)	-	-
Outstanding at end of year/period	52,044,000	A$0.12	54,749,214	A$0.19

The following Options, Rights and RSUs were granted as share-based payments during fiscal 2022 and fiscal 2021:

2022	Security Type	Number	Grant Date	Expiry Date	Exercise Price A$	Vesting Hurdle (30-day VWAP) A$	Fair Value A$
Series 1	Rights	200,000	19-Jul-21	22-Dec-24	-	-	$0.930
Series 2	Rights	200,000	19-Jul-21	22-Dec-25	-	-	$0.930
Series 3	Rights	200,000	19-Jul-21	22-Dec-26	-	-	$0.930
Series 4	Rights	25,000	19-Jul-21	23-Apr-26	-	$4.00	$0.710
Series 5	Rights	25,000	19-Jul-21	23-Apr-24	-	$2.00	$0.699
Series 6	Rights	25,000	19-Jul-21	23-Apr-24	-	$3.00	$0.591
Series 7	Rights	1,000,000	01-Sep-21	23-Apr-26	-	$3.00	$1.195
Series 8	Rights	1,000,000	01-Sep-21	23-Apr-26	-	$4.00	$1.131
Series 9	RSUs	600,000	13-Sep-21	09-Sep-25	-	-	$1.170
Series 10	Options	600,000	13-Sep-21	09-Sep-25	$1.33	-	$0.775
Series 11	Rights	4,000	11-Oct-21	22-Dec-24	-	-	$1.100
Series 12	Rights	6,000	11-Oct-21	22-Dec-25	-	-	$1.100
Series 13	Rights	10,000	11-Oct-21	22-Dec-26	-	-	$1.100
Series 14	Rights	40,000	12-Oct-21	22-Dec-24	-	-	$1.070
Series 15	Rights	40,000	12-Oct-21	22-Dec-25	-	-	$1.070
Series 16	Rights	40,000	12-Oct-21	22-Dec-26	-	-	$1.070
Series 17	Rights	225,000	14-Oct-21	23-Apr-26	-	$4.00	$0.801
Series 18	Rights	25,000	14-Oct-21	23-Apr-24	-	$2.00	$0.790
Series 19	Rights	125,000	14-Oct-21	23-Apr-24	-	$3.00	$0.663
Series 20	Rights	15,000	08-Nov-21	22-Dec-24	-	-	$0.955
Series 21	Rights	15,000	08-Nov-21	22-Dec-25	-	-	$0.955
Series 22	Rights	15,000	08-Nov-21	22-Dec-26	-	-	$0.955
Series 23	Rights	30,000	15-Nov-21	31-Dec-24	-	-	$0.990
Series 24	Rights	30,000	15-Nov-21	31-Dec-25	-	-	$0.990
Series 25	Rights	30,000	15-Nov-21	31-Dec-26	-	-	$0.990
Series 26	Rights	3,500,000	25-Nov-21	23-Apr-26	-	$4.00	$0.644
Series 27	Rights	250,000	06-Dec-21	23-Apr-26	-	$2.00	$0.703
Series 28	Rights	250,000	06-Dec-21	23-Apr-26	-	$3.00	$0.642
Series 29	Rights	500,000	06-Dec-21	23-Apr-26	-	$4.00	$0.594
Series 30	Rights	50,000	15-Dec-21	22-Dec-26	-	-	$0.752
Series 31	Rights	314,998	15-Dec-21	23-Apr-26	-	$2.00	$0.728
Series 32	Rights	100,000	15-Dec-21	22-Dec-26	-	-	$0.700
Series 33	Rights	315,001	15-Dec-21	23-Apr-26	-	$3.00	$0.665
Series 34	Rights	150,000	15-Dec-21	22-Dec-26	-	-	$0.658
Series 35	Rights	325,001	15-Dec-21	23-Apr-26	-	$4.00	$0.616
Series 36	Rights	30,000	01-Jan-22	31-Dec-24	-	-	$0.910
Series 37	Rights	30,000	01-Jan-22	31-Dec-25	-	-	$0.910
Series 38	Rights	30,000	01-Jan-22	31-Dec-26	-	-	$0.910
Series 39	Rights	50,000	01-Jan-22	22-Dec-25	-	$4.00	$0.634
Series 40	Rights	25,000	31-Jan-22	22-Dec-26	-	$4.00	$0.695
Series 41	Rights	25,000	31-Jan-22	22-Dec-24	-	$2.00	$0.684
Series 42	Rights	25,000	31-Jan-22	22-Dec-25	-	$3.00	$0.677
Series 43	Rights	1,000,000	29-Mar-22	06-Apr-25	-	-	$1.235
Series 44	Rights	1,000,000	29-Mar-22	06-Apr-25	-	$4.00	$0.840

2021	Security Type	Number	Grant Date	Expiry Date	Exercise Price A$	Vesting Hurdle (30-day VWAP) A$	Fair Value A$
Series 1	Options	7,000,000	01-Dec-20	31-Dec-23	$0.25	-	$0.163
Series 2	Options	5,000,000	01-Dec-20	01-Dec-25	$0.20	-	$0.201
Series 3	Options	4,000,000	01-Dec-20	01-Dec-25	$0.20	-	$0.201
Series 4	Options	4,000,000	01-Dec-20	01-Dec-25	$0.20	-	$0.201
Series 5	Options	5,000,000	01-Dec-20	31-Dec-23	$0.20	-	$0.174
Series 6	Rights	150,000	03-Mar-21	01-Mar-26	-	$2.00	$0.694
Series 7	Rights	150,000	03-Mar-21	01-Mar-26	-	$3.00	$0.643
Series 8	Rights	150,000	03-Mar-21	01-Mar-26	-	$4.00	$0.602
Series 9	Rights	2,000,000	14-Apr-21	23-Apr-26	-	$2.00	$0.745
Series 10	Rights	2,000,000	14-Apr-21	23-Apr-26	-	$3.00	$0.693
Series 11	Rights	2,000,000	14-Apr-21	23-Apr-26	-	$4.00	$0.651
Series 12	Options	875,000	14-Apr-21	31-Dec-23	$0.45	-	$0.605
Series 13	Options	875,000	14-Apr-21	31-Dec-23	$0.55	-	$0.575
Series 14	Rights	125,000	15-Apr-21	23-Apr-24	-	$2.00	$0.599
Series 15	Rights	125,000	15-Apr-21	23-Apr-24	-	$3.00	$0.510
Series 16	Rights	125,000	15-Apr-21	23-Apr-24	-	$4.00	$0.445
Series 17	Rights	2,875,000	15-Apr-21	23-Apr-26	-	$2.00	$0.705
Series 18	Rights	2,875,000	15-Apr-21	23-Apr-26	-	$3.00	$0.654
Series 19	Rights	2,975,000	15-Apr-21	23-Apr-26	-	$4.00	$0.613
Series 20	Options	200,000	15-Apr-21	31-Dec-23	$0.45	-	$0.570
Series 21	Options	200,000	15-Apr-21	31-Dec-23	$0.55	-	$0.540
Series 22	Rights	258,333	22-Jun-21	23-Apr-26	-	$2.00	$0.821
Series 23	Rights	258,333	22-Jun-21	23-Apr-26	-	$3.00	$0.763
Series 24	Rights	258,334	22-Jun-21	23-Apr-26	-	$4.00	$0.716

(d)	Weighted Average Remaining Contractual Life

At June 30, 2022, the weighted average remaining contractual life of Unlisted Options, Performance Rights and Restricted Stock Units on issue that had been granted as share-based payments was 3.17 years (2021: 3.16 years).

(e)	Weighted Average Fair Value

The weighted average fair value of Unlisted Options, Performance Rights and Restricted Stock Units granted as share-based payments by the Group during the year ended June 30, 2022 was A$0.85 (2021: A$0.53).

(f)	Range of Exercise Prices

At June 30, 2022, the range of exercise prices of Unlisted Options on issue that had been granted as share-based payments was A$0.20 to A$1.33 (2021: A$0.20 to A$0.55).

(g)	Option, Right and RSU Pricing Models

The fair value of granted Options is estimated as at the date of grant using the Black Scholes option valuation model taking into account the terms and conditions upon which the Unlisted Options were granted.

The fair value of granted Rights that have market-based vesting conditions is estimated as at the date of grant using a trinomial valuation model taking into account the market-based vesting criteria upon which the Rights were granted.

The fair value of granted RSUs and Rights that do not have market-based vesting conditions are estimated as at the date of grant based on the underlying share price.

The tables below list the inputs to the valuation models used for Options, Rights, and RSUs granted by the Group during fiscal 2022 and fiscal 2021:

	2022			2021
	Options	RSUs and Rights that don’t have market-based vesting conditions	Rights that have market-based vesting conditions	Options	RSUs and Rights that don’t have market-based vesting conditions	Rights that have market-based vesting conditions
Fair value at grant date (weighted average)	A$0.775	A$1.115	A$0.784	A$0.217	-	A$0.673
Share price at grant date (weighted average)	A$1.170	A$1.115	A$1.022	A$1.008	-	A$0.931
Vesting hurdle (30-day VWAP) (weighted average)	-	-	A$3.65	-	-	A$3.01
Exercise price (weighted average)	A$1.33	-	-	A$0.24	-	-
Expected life (weighted average) (1)	3.99 years	3.74 years	4.28 years	5.08 years	-	4.57 years
Risk-free interest rate (weighted average)	0.175%	1.250%	1.317%	1.20%	-	1.266%
Expected volatility (weighted average) (2)	100%	100%	100%	100%	-	100%
Expected dividend yield (3)	-	-	-	-	-	-

Notes:

(1)	The expected life is based on the expiry date of the options or rights.
(2)	The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome.
(3)	The dividend yield reflects the assumption that the current dividend payout will remain unchanged.